LOCAL AND FOREIGN CURRENCY - Non-Current Liabilities (Details) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT LIABILITIES
Other financial liabilities	$ 1,044,325,833	$ 904,802,058
Trade accounts and other accounts payable	2,392,555	3,015,284
Non-current accounts payable related companies	6,007,041	10,354,296
Other non-current provisions	53,487,790	47,103,783
Deferred tax liabilities	180,470,219	165,778,556
Employee benefits non-current provisions	18,473,946	17,409,793
Other non-financial liabilities	2,506,795	29,589,051
Total Non-current liabilities	1,307,664,179	1,178,052,821	$ 1,315,125,809
More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	39,864,902	40,713,614
Trade accounts and other accounts payable	2,392,555	3,015,284
Non-current accounts payable related companies	6,007,041	10,354,296
Other non-current provisions	490,107	1,397,148
Deferred tax liabilities	113,608,651	26,966,210
Employee benefits non-current provisions		1,299,511
Total Non-current liabilities	171,855,753	83,746,063
More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	203,951,623	28,457,265
Other non-current provisions	52,997,683	45,706,635
Deferred tax liabilities	47,772,196	34,088,989
Employee benefits non-current provisions	249,254	60,560
Other non-financial liabilities	2,506,795	29,589,051
Total Non-current liabilities	307,477,551	137,902,500
Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	800,509,308	835,631,179
Deferred tax liabilities	19,089,372	104,723,357
Employee benefits non-current provisions	2,725,154	16,049,722
Total Non-current liabilities	828,330,875	956,404,258
United States of America, Dollars
NON-CURRENT LIABILITIES
Other financial liabilities	261,844,067	253,743,096
Total Non-current liabilities	261,844,067	253,743,096
United States of America, Dollars | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,509,143	1,612,279
Total Non-current liabilities	1,509,143	1,612,279
United States of America, Dollars | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	1,203,965	513,738
Total Non-current liabilities	1,203,965	513,738
United States of America, Dollars | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	259,130,959	251,617,079
Total Non-current liabilities	259,130,959	251,617,079
EUR
NON-CURRENT LIABILITIES
Other financial liabilities	1,126,166
Total Non-current liabilities	1,126,166
EUR | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	323,054
Total Non-current liabilities	323,054
EUR | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	357,058
Total Non-current liabilities	357,058
EUR | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	446,054
Total Non-current liabilities	446,054
UF
NON-CURRENT LIABILITIES
Other financial liabilities	531,337,039	520,200,005
Total Non-current liabilities	531,337,039	520,200,005
UF | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	32,606,024	35,491,226
Total Non-current liabilities	32,606,024	35,491,226
UF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	12,349,672	15,781,426
Total Non-current liabilities	12,349,672	15,781,426
UF | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	486,381,343	468,927,353
Total Non-current liabilities	486,381,343	468,927,353
CLP
NON-CURRENT LIABILITIES
Other financial liabilities	60,949,925	120,675,058
Trade accounts and other accounts payable	2,392,555	3,015,284
Deferred tax liabilities	96,033,323	94,551,830
Employee benefits non-current provisions	17,774,331	16,775,556
Total Non-current liabilities	177,150,134	235,017,728
CLP | More than 1 until 3 years
NON-CURRENT LIABILITIES
Trade accounts and other accounts payable	2,392,555	3,015,284
Deferred tax liabilities	94,801,758	5,617,287
Employee benefits non-current provisions	14,799,923	665,274
Total Non-current liabilities	111,994,236	9,297,845
CLP | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	8,500,000	8,500,000
Deferred tax liabilities		38,945
Employee benefits non-current provisions	249,254	60,560
Total Non-current liabilities	8,749,254	8,599,505
CLP | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	52,449,925	112,175,058
Deferred tax liabilities	1,231,565	88,895,598
Employee benefits non-current provisions	2,725,154	16,049,722
Total Non-current liabilities	56,406,644	217,120,378
BRL
NON-CURRENT LIABILITIES
Other financial liabilities	13,301,006	10,047,760
Non-current accounts payable related companies	6,007,041	10,354,296
Other non-current provisions	52,997,683	45,706,635
Deferred tax liabilities	47,772,196	34,050,044
Other non-financial liabilities	2,506,795	29,589,051
Total Non-current liabilities	122,584,721	129,747,786
BRL | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	5,421,424	3,473,970
Non-current accounts payable related companies	6,007,041	10,354,296
Total Non-current liabilities	11,428,465	13,828,266
BRL | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	5,778,555	3,662,101
Other non-current provisions	52,997,683	45,706,635
Deferred tax liabilities	47,772,196	34,050,044
Other non-financial liabilities	2,506,795	29,589,051
Total Non-current liabilities	109,055,229	113,007,831
BRL | Over Five Years
NON-CURRENT LIABILITIES
Other financial liabilities	2,101,027	2,911,689
Total Non-current liabilities	2,101,027	2,911,689
ARS
NON-CURRENT LIABILITIES
Other financial liabilities	5,257	136,139
Other non-current provisions	490,107	1,397,148
Deferred tax liabilities	18,806,893	21,348,923
Employee benefits non-current provisions	5,242	10,484
Total Non-current liabilities	19,307,499	22,892,694
ARS | More than 1 until 3 years
NON-CURRENT LIABILITIES
Other financial liabilities	5,257	136,139
Other non-current provisions	490,107	1,397,148
Deferred tax liabilities	18,806,893	21,348,923
Employee benefits non-current provisions	5,242	10,484
Total Non-current liabilities	19,307,499	22,892,694
PYG
NON-CURRENT LIABILITIES
Deferred tax liabilities	17,857,807	15,827,759
Employee benefits non-current provisions	694,373	623,753
Total Non-current liabilities	18,552,180	16,451,512
PYG | More than 1 until 3 years
NON-CURRENT LIABILITIES
Employee benefits non-current provisions	694,373	623,753
Total Non-current liabilities	694,373	623,753
PYG | Over Five Years
NON-CURRENT LIABILITIES
Deferred tax liabilities	17,857,807	15,827,759
Total Non-current liabilities	17,857,807	$ 15,827,759
CHF
NON-CURRENT LIABILITIES
Other financial liabilities	175,762,373
Total Non-current liabilities	175,762,373
CHF | More than 3 years until 5 years
NON-CURRENT LIABILITIES
Other financial liabilities	175,762,373
Total Non-current liabilities	$ 175,762,373